Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Contract Balances	Contract Balances
	December 31, 2025		December 31, 2024
Contract assets	US$	21,516,722	US$	81,160
Cost to obtain contract		76,527		1,132,929
Contract liabilities		2,906,700		21,186,012

Schedule of Cost of Real Estate Sales

Cost of Real Estate Sales

	For the year ended December 31,
	2025		2024		2023
Construction and development costs	US$	27,626,448	US$	2,200,049	US$	-
Land and land development costs		12,986,669		952,408		-
Cost to obtain contract		2,803,828		211,987		-
	US$	43,416,945	US$	3,364,444		-

Real estate sales	US$	75,210,378	US$	5,908,234	US$	-
Real estate development margin		42.3%		43.1%		-